Fees Summary	Jun. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,790,000
Total Fee Amount	1,490.1
Total Offset Amount	0
Net Fee	$ 1,490.1
Offset Table N/A	N/A